Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Stock Subscription Payable [Member]	Accumulated Deficit [Member]	Total
Balance at Aug. 31, 2014	$ 1,000	$ 217	$ 4,315,919	$ 90,521	$ (5,180,577)	$ (772,920)
Balance, shares at Aug. 31, 2014	100,000	217,046
Net income (loss)					639,397	639,397
Balance at Aug. 31, 2015	$ 1,000	$ 217	4,315,919	90,521	(4,541,180)	(133,523)
Balance, shares at Aug. 31, 2015	100,000	217,046
Net income (loss)					(13,079)	(13,079)
Balance at Aug. 31, 2016	$ 1,000	$ 217	$ 4,315,919	$ 90,521	$ (4,554,259)	(146,602)
Balance, shares at Aug. 31, 2016	100,000	217,046
Net income (loss)						(454,416)
Balance at Feb. 28, 2017						$ (437,253)